Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Aug. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
C000244336 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Trillium ESG Small/Mid Cap Fund (Institutional Shares/TSMDX)
Account Value	$ 186,080	$ 186,080	$ 186,080	$ 186,080	$ 180,410	$ 159,140	$ 192,100	$ 124,550	$ 134,420	$ 133,990	$ 116,370	$ 97,400	$ 100,000
Average Annual Return, Percent	3.14%	6.72%	7.28%
C000244332 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Trillium ESG Global Equity Fund (Institutional Shares/PORIX)
Account Value	$ 240,610	$ 240,610	$ 240,610	$ 240,610	215,380	184,570	224,270	153,060	145,310	133,550	118,610	100,490		$ 100,150	$ 100,000
Average Annual Return, Percent	11.72%	10.61%		9.18%
C000244333 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Trillium ESG Global Equity Fund (Investor Shares/PORTX)
Account Value	$ 23,419	$ 23,419	23,419	$ 23,419	21,013	18,058	22,007	15,060	14,340	13,214	11,769	9,997		9,986	10,000
Average Annual Return, Percent	11.45%	10.31%		8.88%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 307,060	$ 307,060	$ 307,060	$ 307,060	249,390	209,650	243,400	168,840	158,490	145,430	126,700	106,910	100,000
Average Annual Return, Percent	23.13%	14.14%	13.54%
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 224,740	$ 224,740	$ 224,740	$ 224,740	188,260	161,560	191,760	137,690	134,850	127,520	115,170	96,960		$ 100,710	$ 100,000
Average Annual Return, Percent	19.37%	10.76%		8.43%
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500® Index
Account Value	$ 216,780	$ 216,780	$ 216,780	$ 216,780	196,240	172,780	218,700	138,600	145,430	142,910	122,940	102,580	100,000
Average Annual Return, Percent	10.47%	8.31%	9.15%
S And P 1000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 1000® Total Return Index
Account Value	$ 232,720	$ 232,720	$ 232,720	$ 232,720	$ 207,650	$ 180,250	$ 212,840	$ 135,290	$ 147,120	$ 148,010	$ 128,020	$ 106,920	$ 100,000
Average Annual Return, Percent	12.08%	9.61%	10.03%